Closure and Reclamation Provisions	12 Months Ended
Dec. 31, 2020
Closure and Reclamation Provisions [abstract]
Closure and Reclamation Provisions

19.   Closure and Reclamation Provisions

The following table summarizes the changes in closure and reclamation provisions:

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Total
Balance at December 31, 2019	$11,324	$4,848	$14,953	$31,125
Changes in estimate	3,288	1,328	4,482	9,098
Reclamation expenditures	(114)	(227)	-	(341)
Accretion	256	249	249	754
Effect of changes in foreign exchange rates	7	(293)	-	(286)
Balance at December 31, 2020	14,761	5,905	19,684	40,350
Less: Current portion	(142)	(238)	-	(380)
Non-current portion	$14,619	$5,667	$19,684	$39,970

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Total
Balance at December 31, 2018	$10,800	$3,716	$1,427	$15,943
Changes in estimate	394	886	13,390	14,670
Reclamation expenditures	(201)	(150)	-	(351)
Accretion	331	259	136	726
Effect of changes in foreign exchange rates	-	137	-	137
Balance at December 31, 2019	11,324	4,848	14,953	31,125
Less: Current portion	(3,048)	(209)	-	(3,257)
Non-current portion	$8,276	$4,639	$14,953	$27,868

Closure and reclamation provisions represent the present value of reclamation costs related to mine and development sites. For the year ended December 31, 2020, the Company updated the reclamation and closure plan of its Caylloma mine which includes a $3,179 increase related to additional tailings reclamation.

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Total
Anticipated settlement date	2021 - 2032	2025 - 2037	2029 - 2042
Undiscounted uninflated estimated cash flow	$14,899	$6,864	$17,946	$39,709
Estimated life of mine (years)	7	5	13
Discount rate	2.25%	5.25%	1.45%
Inflation rate	2.00%	3.52%	2.06%

The Company is expecting to incur annual reclamation expenses throughout the life of its mines.